UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2000.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2000.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
AT & T CDA Inc          DEPS RCPT  00207Q-20-2      1,643,625.00      54,000           X                  1,2,3      X
                        CL                            182,625.00       6,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
AT & T Corp             Com        001957-10-9      8,178,187.50     279,000           X                  1,2,3      X
                                                      908,687.50      31,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
AT & T Corp             Put        001957-95-9      7,914,375.00     270,000 (p)       X                  1,2,3      X
                                                      879,375.00      30,000 (p)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
AXA  Finl Inc           Com        002451-10-2     13,753,125.00     270,000           X                  1,2,3      X
                                                    1,528,125.00      30,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Agritope Inc Del        Com        00855D-10-7        596,625.00      64,500           X                  1,2,3      X
                                                      592,000.00      64,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Amazon Com Inc          Put        023135-95-6        518,906.25      13,500 (p)       X                  1,2,3      X
                                                       57,656.25       1,500 (p)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Associates First        Cl A       046008-10-8        343,125.00       9,000           X                  1,2,3      X
Cap Corp                                               38,125.00       1,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos Inc    Com        073902-10-8        634,218.75       9,900           X                  1,2,3      X
                                                       70,468.75       1,100           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Bestfoods               Com        08658U-10-1     32,737,500.00     450,000           X                  1,2,3      X
                                                    3,637,500.00      50,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co Call       110122-90-8      2,070,000.00      36,000 (c)       X                  1,2,3      X
                                                      230,000.00       4,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems Inc Com        12501N-10-8      2,567,250.00     126,000           X                  1,2,3      X
New                                                   285,250.00      14,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc           Call       172967-90-1      1,946,250.00      36,000 (c)       X                  1,2,3      X
                                                      216,250.00       4,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group   Com        197648-10-8      9,610,312.50     135,000           X                  1,2,3      X
                                                    1,067,812.50      15,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group   Call       197648-90-8     11,532,375.00     162,000 (c)       X                  1,2,3      X
                                                    1,281,375.00      18,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp            Cl A SPL   200300-20-0      6,017,812.50     147,000           X                  1,2,3      X
---------------------------------------------------------------------------------------------------------------------------------
Critical Path Inc       Com        22674V-10-0      3,088,226.25      50,835           X                  1,2,3      X
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics Inc          Com        23251P-10-2        192,937.50       9,000           X                  1,2,3      X
                                                       21,437.50       1,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA     Com        25746U-10-9     23,677,990.00     404,320           X                  1,2,3      X
New
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass           Com        268648-10-2      2,688,187.50      27,000           X                  1,2,3      X
                                                      298,687.50       3,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass           Call       268648-90-2      1,344,093.75      13,500 (c)       X                  1,2,3      X
                                                      149,343.75       1,500 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass           Put        268648-95-2      2,688,187.50      27,000 (p)       X                  1,2,3      X
                                                      298,687.50       3,000 (p)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences    Com        28176E-95-8      1,583,400.00      72,800           X                  1,2,3      X
Corp
 ---------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences    Call       28176E-90-8        326,250.00      15,000 (c)       X                  1,2,3      X
Corp                                                  504,600.00      23,200 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Column Totals                                     147,900,966.25

   Page   2 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Elder Beerman Stores    Com        284470-10-1         67,500.00      15,000           X                  1,2,3      X
Corp New                                              450,000.00     100,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn   Call       313586-90-9      1,287,000.00      18,000 (c)       X                  1,2,3      X
                                                      143,000.00       2,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Fort James Corp         Com        347471-10-4      9,077,062.50     297,000           X                  1,2,3      X
                                                    1,008,562.50      33,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp       Call       370442-90-2        669,240.00      18,000 (c)       X                  1,2,3      X
                                                       74,360.00       2,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd     Com        G3921A-10-0      6,243,356.25     195,870           X                  1,2,3      X
---------------------------------------------------------------------------------------------------------------------------------
Georgia Pac Corp        Call       373298-90-8        636,750.00      36,000 (c)       X                  1,2,3      X
                                                       70,750.00       4,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Golden St Bancorp Inc   Call       381197-90-2      2,558,250.00     108,000 (c)       X                  1,2,3      X
                                                      284,250.00      12,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Hilfiger Tommy Corp     Ord        G8915Z-10-2        606,375.00      63,000           X                  1,2,3      X
                                                       67,375.00       7,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp    Call       450909-90-6        326,812.50       9,000 (c)       X                  1,2,3      X
                                                       36,312.50       1,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp    Put        450909-95-6        424,856.25      11,700 (p)       X                  1,2,3      X
                                                       47,206.25       1,300 (p)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp              Call       458140-90-0       743,625.00       18,000 (c)       X                  1,2,3      X
                                                      82,625.00        2,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Kmart Corp              Put        482584-95-9     1,636,875.00      270,000 (p)       X                  1,2,3      X
                                                     181,875.00       30,000 (p)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Mallinckrodt Inc New    Com        561232-10-9    10,251,562.50      225,000           X                  1,2,3      X
                                                   1,139,062.50       25,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Dev   Call       606592-90-2     1,258,875.00       27,000 (c)       X                  1,2,3      X
Corp                                                 139,875.00        3,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Nabisco Group Hldgs     Com        62952P-10-2     3,839,062.50      135,000           X                  1,2,3      X
Corp                                                 426,562.50       15,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Nextlink Communications l A        5333H-70-7     66,787,062.50      192,200           X                  3          X
Inc
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc              Com        717081-10-3    14,042,968.75      312,500           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc   Call       718154-90-7     6,623,437.50      225,000 (c)       X                  1,2,3      X
                                                     735,937.50       25,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications    Com        749121-10-9    20,584,880.38      428,294           X                  3          X
Intl Inc
---------------------------------------------------------------------------------------------------------------------------------
Radiologix Inc          Com        75040K-10-9      385,200.00        64,200           X                  1,2,3      X
                                                     41,400.00         6,900           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
SDL Inc                 Com        784076-10-1    6,690,600.00        21,600           X                  1,2,3      X
                                                    743,400.00         2,400           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Seagate Technology      Com        811804-10-3    3,437,500.00        50,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Column Totals                                   103,851,405.38

   Page   3 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Seagram LTD             Com        811850-10-6    7,799,718.75       135,500           X                  1,2,3      X
                                                    978,562.50        17,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Seagram LTD             Call       811850-90-6    1,554,187.50        27,000 (c)       X                  1,2,3      X
                                                    195,712.50         3,400 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc    Call       866810-90-4    1,050,750.00         9,000 (c)       X                  1,2,3      X
                                                    116,750.00         1,000 (c)       X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
United Asset Mgmt Corp  Com        909420-10-1    2,250,000.00        90,000           X                  1,2,3      X
                                                    250,000.00        10,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless    Com        928615-10-3   10,722,559.75        92,138           X                  1,2,3      X
Corp                                                698,250.00         6,000           X                  3          X
---------------------------------------------------------------------------------------------------------------------------------
Ziff-Davis Inc          Com Zd     989511-10-0    1,027,968.75       127,500           X                  1,2,3      X
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                    26,644,459.75
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Totals                                278,396,831.38
------------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2000.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2000.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2000.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of November, 2000.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.